Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Schedule of property and equipment	2023	2022
Computer equipment	$7,738	$4,575
Accumulated depreciation	(6,484)	(885)
Total property and equipment, net	$1,254	$3,690